Variable Interest Entity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Variable Interest Entity Disclosure [Abstract]
Variable Interest Entity
5.
Variable Interest Entity
The Company consolidates all variable interest entities (“VIEs”) in which it holds a variable interest and is deemed to be the primary beneficiary of the variable interest entity. Generally, a VIE is an entity with at least one of the following conditions: (a) the total equity investment at risk is insufficient to allow the entity to finance its activities without additional subordinated financial support, or (b) the holders of the equity investment at risk, as a group, lack the characteristics of having a controlling financial interest. The primary beneficiary of a VIE is required to consolidate the VIE and to disclose certain information about its significant variable interests in the VIE. The primary beneficiary of a VIE is the entity that has both 1) the power to direct the activities that most significantly impact the entity’s economic performance and 2) the obligations to absorb losses or receive benefits that could potentially be significant to the VIE.
The Company participates in certain partnership arrangements that qualify as VIEs. Consolidated VIEs consist of tax equity financing arrangements and partnerships in which an investor holds a noncontrolling interest and does not have substantive kick-out or participating rights. The Company, through its subsidiaries, is the primary beneficiary of such VIEs, because as the manager, it has the power to direct the day-to-day operating activities of the entity. In addition, the Company is exposed to economics that could potentially be significant to the entity given its ownership interest, therefore, has consolidated the VIEs as of September 30, 2021, and December 31, 2020. No VIEs were deconsolidated during the nine months ended September 30, 2021, and the twelve months ended December 31, 2020.
The obligations of the consolidated VIEs discussed in the following paragraphs are nonrecourse to the Company. In certain instances where the Company establishes a new tax equity structure, the Company is required to provide liquidity in accordance with the contractual agreements. The Company has no requirement to provide liquidity to purchase assets or guarantee performance of the VIEs unless further noted in the following paragraphs. The Company made certain contributions during the nine months ended September 30, 2021, as determined in the respective operating agreement.
The carrying amounts and classification of the consolidated VIE assets and liabilities included in condensed consolidated balance sheets are as follows:

	As of September 30, 2021	As of December 31, 2020
Current assets	$13,046	$14,082
Non-current assets	395,997	351,327

Total assets	$409,043	$365,409
Current liabilities	$2,666	$1,994
Non-current liabilities	27,673	4,761

Total liabilities	$30,339	$6,755
The amounts shown in the table above exclude intercompany balances which are eliminated upon consolidation. All of the assets in the table above are restricted for settlement of the VIE obligations, and all of the liabilities in the table above can only be settled using VIE resources.
The Company has not identified any VIEs during the nine months ended September 30, 2021, and the twelve months ended December 31, 2020, for which the Company determined that it is not the primary beneficiary and thus, did not consolidate.
The Company considered qualitative and quantitative factors in determining which VIEs are deemed significant. During the nine months ended September 30, 2021, and the twelve months ended December 31, 2020, the Company consolidated twenty-one and sixteen VIEs, respectively of which one entity, Zildjian Solar V, LLC is deemed to be significant for the twelve months ended December 31, 2020. Zildjian Solar V, LLC represented 12.9% of total assets as of December 31, 2020. No VIEs were deemed significant as of September 30, 2021.
Zildjian Solar V, LLC is a tax equity partnership whose purpose is to own and operate fifteen solar energy facilities in in Hawaii, New Jersey, Massachusetts and Vermont. The Company was determined to be the primary beneficiary of Zildjian Solar V, LLC because, as the manager, it has the power to direct the day-to-day operating activities of this entity. In addition, as holder of 100% of the membership interests, the Company is exposed to economics that could potentially be significant to the entity. As such, the Company consolidated Zildjian Solar V, LLC under the VIE model as of September 30, 2021.

7.
Variable Interest Entity
The Company consolidates all variable interest entities (“VIEs”) in which it holds a variable interest and is deemed to be the primary beneficiary of the variable interest entity. Generally, a VIE is an entity with at least one of the following conditions: (a) the total equity investment at risk is insufficient to allow the entity to finance its activities without additional subordinated financial support, or (b) the holders of the equity investment at risk, as a group, lack the characteristics of having a controlling financial interest. The primary beneficiary of a VIE is required to consolidate the VIE and to disclose certain information about its significant variable interests in the VIE. The primary beneficiary of a VIE is the entity that has both 1) the power to direct the activities that most significantly impact the entity’s economic performance and 2) the obligations to absorb losses or receive benefits that could potentially be significant to the VIE.
The Company participates in certain partnership arrangements that qualify as VIEs. Consolidated VIEs consist of tax equity financing arrangements and partnerships in which an investor holds a noncontrolling interest and does not have substantive kick-out or participating rights. The Company, through its subsidiaries, is the primary beneficiary of such VIEs because as the manager, it has the power to direct the day-to-day operating activities of the entity. In addition, the Company is exposed to economics that could potentially be significant to the entity given its ownership interest and, therefore, has consolidated the VIEs as of December 31, 2020 and 2019. No VIEs were deconsolidated during the years ended December 31, 2020 and 2019.
The obligations of the consolidated VIEs discussed in the following paragraphs are nonrecourse to the Company. In certain instances where the Company establishes a new tax equity structure, the Company is required to provide liquidity in accordance with the contractual agreements. The Company has no requirement to provide liquidity to purchase assets or guarantee performance of the VIEs unless further noted in the following paragraphs. The Company made certain contributions during the years ended December 31, 2020 and 2019 as determined in the respective operating agreement.
The carrying amounts and classification of the consolidated VIE assets and liabilities included in consolidated balance sheets are as follows:

	As of December 31,
	2020	2019
Current assets	$14,082	$11,249
Non-current assets	351,327	228,486

Total assets	$365,409	$239,735

Current liabilities	$1,994	$19,931
Non-current liabilities	4,761	437

Total liabilities	$6,755	$20,368

The amounts shown in the table above exclude intercompany balances which are eliminated upon consolidation. All of the assets in the table above are restricted for settlement of the VIE obligations, and all of the liabilities in the table above can only be settled using VIE resources.
The Company has not identified any VIEs during the years ended December 31, 2020 and 2019 for which the Company determined that it is not the primary beneficiary and thus did not consolidate.
The Company considered qualitative and quantitative factors in determining which VIEs are deemed significant. During the years ended December 31, 2020 and December 31, 2019, the Company consolidated sixteen and ten VIEs, respectively of which one entity, Zildjian Solar V, LLC is deemed to be significant. Zildjian Solar V, LLC represents 12.9% and 20.6% of the total assets as of December 31, 2020 and December 31, 2019, respectively.
Zildjian Solar V, LLC is a tax equity partnership whose purpose is to own and operate fifteen solar energy facilities in Hawaii, New Jersey, Massachusetts and Vermont. The Company was determined to be the primary beneficiary of Zildjian Solar V, LLC because, as the manager, it has the power to direct the day-to-day operating activities of this entity. In addition, as holder of 100% of the management membership interests, the Company is exposed to economics that could potentially be significant to the entity. As such, the Company consolidated Zildjian Solar V, LLC under the VIE model as of December 31, 2020.
The below transactions affected the scope of VIEs consolidated by the Company during the years ended December 31, 2020 and 2019, but the Company did not deem them significant.
Park Avenue Solar Solutions, LLC
Park Avenue Solar Solutions, LLC (“PASS”) acts as construction arm of the Company. PASS’ purpose is to procure equipment, engineer and construct solar facilities on behalf of the Company and its subsidiaries.
On December 31, 2020, the Common equity stockholder contributed 100% of the issued and outstanding capital stock of Rathman, Inc. to the Company for no consideration paid or additional stock issued. Assets and liabilities of Rathman, Inc. consist of 10% interest in Park Avenue Solar Solutions, LLC (“PASS”), consolidated VIE of the Company, and an immaterial balance of income tax payable. The Company is the primary beneficiary because it has the power to direct the activities that most significantly impact the economic performance of the VIE and is exposed to economics that could be potentially significant to the VIE. Upon the contribution, interest in PASS was transferred directly to the Company and Rathman, Inc. was dissolved. As of December 31, 2020, the noncontrolling interest of $1.4 million related to PASS was reduced to zero and contributed net assets were recorded as additional paid-in capital.
Solar acquisition
As disclosed in Note 6, on December 22, 2020, the Company completed the Solar Acquisition through which it acquired 100% of managing member interests in seven partnerships. The Company was determined to be the primary beneficiary of the acquired entities because, as the manager, it has the power to direct the day-to-day operating activities of these entities. In addition, as holder of 100% of the management membership interests, the Company is exposed to economics that could potentially be significant to the entities. As such, the Company consolidated these seven entities under the VIE model.
Zildjian Solar II, LLC
Zildjian Solar II, LLC is a tax equity partnership whose purpose is to own and operate two solar energy facilities with combined capacity of 5.6MW in Massachusetts. The Company was determined to be the primary beneficiary of Zildjian Solar II, LLC because, as the manager, it has the power to direct the day-to-day operating activities of this entity. In addition, as holder of 100% of the management membership interests, the Company is exposed to economics that could potentially be significant to the entity. As such, the Company consolidated Zildjian Solar II, LLC under the VIE model. On August 28, 2020, the Company, through its wholly-owned subsidiary, completed the buyout of the noncontrolling interest in Zildjian Solar II, LLC. The buyout amount of $0.6 million paid by the Company was estimated to be the fair value of the noncontrolling interest as of the buyout date. On the buyout date the noncontrolling interest of $0.5 million related to Zildjian Solar II, LLC was reduced to zero and the difference between the buyout amount paid and released noncontrolling interest net of income tax of $0.2 million was recorded as additional paid-in capital.
SunPeak acquisition
As disclosed in Note 6, on August 12, 2020, the Company completed the SunPeak Acquisition through which it acquired 100% of managing member interests in three partnerships. Greenleaf-TNX Clear Skies I, LLC, Greenleaf-TNX Clear Skies II, LLC, and Greenleaf-TNX Clear Skies IV, LLC, through the Company’s 100% membership interests in Lumens Holdings I, LLC. The purpose of these three partnerships is to acquire, own, hold, dispose of and otherwise deal with solar photovoltaic renewable energy projects. The Company was determined to be the primary beneficiary of these three acquired entities because, as the managing member, it has the power to direct the day-to-day operating activities of these entities. In addition, as holder of 100% of the managing member interests, the Company is exposed to economics that could potentially be significant to the entities. As such, the Company consolidated these three entities under the VIE model. From the acquisition date and until year-end the Company, through its wholly-owned subsidiaries, completed the buy-out of the noncontrolling interests in the acquired VIEs. The buyout amount of $0.9 million paid by the Company was estimated to be the fair value of the noncontrolling interests as of the buyout dates. On the various buyout dates during 2020, the total noncontrolling interest of $0.9 million related to the acquired VIEs was reduced to zero and the difference between the buyout amounts and released noncontrolling interest net of income tax of $0.2 million was recorded as additional paid-in capital.
Zildjian Solar IX, LLC
Zildjian Solar IX, LLC was formed on April 9, 2020 by the Company as the sole owner. Zildjian Solar IX, LLC is a tax equity partnership whose purpose is to own and operate two solar energy facilities with combined capacity of 2.8MW in Minnesota. Pursuant to the Amended and Restated Limited Liability Company Agreement dated May 8, 2020 (the “ZIX LLCA”), a third-party investor (“ZIX Class A Member”) was admitted to the Company. On December 22, 2020, the Company transferred its ownership in Zildjian Solar IX, LLC to its wholly-owned subsidiary.
Pursuant to the ZIX LLCA, profits and losses are allocated 99% to the ZIX Class A Member and 1% to the Company, through its wholly-owned subsidiaries, until the flip date which is the first day of the calendar year that follows the fifth anniversary of the completion date of the last solar energy facility to achieve placed in service. After the flip date, profits and losses will be allocated 5.10% to the ZIX Class A Member and 94.90% to the Company.
The Company was determined to be the primary beneficiary of Zildjian Solar IX, LLC because, as the manager, it has the power to direct the day-to-day operating activities of this entity. In addition, as holder of 100% of the management membership interests, the Company is exposed to economics that could potentially be significant to the entity. As such, the Company consolidated Zildjian Solar IX, LLC under the VIE model as of December 31, 2020. The interest of the ZIX Class A Member is reported as a noncontrolling interest on the accompanying consolidated balance sheets.
Zildjian Solar VIII
Zildjian Solar VIII Lessor, LLC (“ZVIII Lessor”) and Zildjian Solar VIII Lessee, LLC (“ZVIII Lessee”) were formed on November 1, 2019 by the Company (“ZVIII Managing Member”) for the purposes of entering into an “inverted lease” structure to facilitate investment in one solar facility located in Hawaii known as “Zafra”.
Pursuant to the ZVIII Lessee Operating Agreement dated December 27, 2019, a third-party investor (the “ZVIII Class A Member”) was admitted to Zildjian Solar VIII Lessee, LLC. The ZVIII Managing Member is the Class B member. During the compliance period, which ends the fifth anniversary the Zafra facility achieves placement in service, the profit and loss interests of the ZVIII Lessee are allocated 1% to the ZVIII Managing Member and 99% to the ZVIII Class A Member. After the compliance period, profits and losses are allocated 6% to the Class A Member and 94% to the ZVIII Managing Member for each period thereafter.
Pursuant to the ZVIII Lessor Operating Agreement dated December 27, 2019, ZVIII Lessee as the Class A member and ZVIII Managing Member as the Class B member were admitted to ZVIII Lessor with profit and loss interests of ZVIII Lessor allocated 51% to the ZVIII Managing Member and 49% to the ZVIII Lessee.
ZVIII Lessor is the sole owner of the project company, Aloha Solar Energy Fund II, LLC (“ASEF II”) which is the sole owner of the Zafra solar energy facility. On December 27, 2019, ASEF II and ZVIII Lessee entered into a master lease agreement (“Zafra Lease”) in which ZVIII Lessor leases the Zafra facility from ASEF II for a term of 25 years. Under the Zafra Lease, in exchange for rent payments to ASEF II, ZVIII Lessee receives the right to operate the facility and sell power under its project documents.
The Company, through its subsidiaries, is the primary beneficiary of ZVIII Lessor, ZVIII Lessee, and ASEF II because, as the ZVIII Managing Member, it has the power to direct the day-to-day operating activities of these entities. In addition, as holder of 100% of the ZVIII Managing Member interests, the Company is exposed to a portion of profits and losses that could potentially be significant to the entities. As such, ZVIII Lessor, ZVIII Lessee, and ASEF II are classified as VIEs and consolidated onto the Company’s consolidated balance sheets as of December 31, 2020 and December 31, 2019. The interest of the ZVIII Class A member is reported as a non-controlling interest on the accompanying consolidated balance sheets.
Zildjian Solar I, LLC
Zildjian Solar I, LLC is a tax equity partnership whose purpose is to own and operate four solar energy facilities with combined installed capacity of 4.8MW located in Rhode Island and Maryland. The Company was determined to be the primary beneficiary of Zildjian Solar I, LLC because, as the manager, it has the power to direct the day-to-day operating activities of this entity. In addition, as holder of 100% of the management membership interests, the Company is exposed to economics that could potentially be significant to the entity. As such, the Company consolidated Zildjian Solar I, LLC under the VIE model as of December 31, 2020. On December 31, 2019, the Company, through its wholly-owned subsidiary, completed the buyout of the noncontrolling interest in Zildjian Solar I, LLC. The buyout amount of $0.3 million paid by the Company was estimated to be the fair value of the noncontrolling interest as of the buyout date. As of December 31, 2019, the noncontrolling interest of $0.5 million related to Zildjian Solar I, LLC was reduced to zero and the difference between the buyout amount paid and released noncontrolling interest was recorded as additional paid-in capital. Income tax effect from the buy-out of noncontrolling interest related to Zildjian Solar I, LLC was not material.
Zildjian Solar VII, LLC
Zildjian Solar VII, LLC was formed on July 29, 2019 by the Company as the sole owner. Pursuant to the Amended and Restated Operating Agreement (“ZVII Operating Agreement”) dated October 22, 2019, a third-party investor (“ZVII Class A Member”) was admitted to Zildjian Solar VII, LLC and the Company contributed its membership interest to its wholly-owned subsidiary. Zildjian Solar VII, LLC is a tax equity partnership whose purpose is to own and operate nine solar energy facilities with combined installed capacity of 16.5MW located in Minnesota and Massachusetts.
Pursuant to the ZVII Operating Agreement, profits and losses are allocated, first, 99% to the ZVII Class A Member and 1% to the Company, through its wholly-owned subsidiary, for the period from October 22, 2019 to the flip date of December 31, 2024. After the flip date, profits and losses are allocated 5% to the ZVII Class A Member and 95% to the Company for each period thereafter.
The Company is the primary beneficiary of Zildjian Solar VII, LLC because, as the manager, it has the power to direct the day-to-day operating activities of this entity. In addition, the Company is exposed to economics that could potentially be significant to the entity given its Class B ownership interest. As such, Zildjian Solar VII, LLC is classified as a VIE and is consolidated onto the Company’s consolidated balance sheets as of December 31, 2020 and December 31, 2019. The ZVII Class A Member is reported as a noncontrolling interest on the accompanying consolidated balance sheets.
Series II
On April 1, 2019 the Company purchased a portfolio of eight operational solar facilities known as Altus Power Funds, LLC Series II for a total cost of $2.8 million. The facilities are all located in Connecticut, Maryland, New Jersey and Rhode Island and have existing site lease agreements, REC Agreements and PPAs with credit worthy offtakers to purchase 100% of the power generated by systems. One of the acquired Solar Facility Subsidiaries, Altus Power Funds RI I, LLC (“RI I”) is a 50/50 joint venture with the site host who receives 50% of all distributable cash from the assets. On the date of acquisition, the Company recorded assets related to RI I of $1.2 million and noncontrolling interest of $0.6 million. Note 11—Redeemable Noncontrolling Interests.
The Company, through its subsidiaries is the primary beneficiary of RI I because, as the manager, it has the power to direct the day-to-day operating activities of this entity. In addition, the Company is exposed to economics that could potentially be significant to the entity through its membership interests. As such, RI I is classified as a VIE and is consolidated onto the Company’s consolidated balance sheets as of December 31, 2020 and December 31, 2019. Site host’s interest is reported on the accompanying consolidated balance sheets as a noncontrolling interest.